Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	GROWTH FUND OF AMERICA
Entity Central Index Key	0000044201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Nov. 01, 2020
GROWTH FUND OF AMERICA® | Class T | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	TFGAX
GROWTH FUND OF AMERICA® | Class 529-T | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	TAFFX
GROWTH FUND OF AMERICA® | Class F-3 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	GAFFX
GROWTH FUND OF AMERICA® | Class R-5E | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGAHX
GROWTH FUND OF AMERICA® | Class R-2E | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGEBX
GROWTH FUND OF AMERICA® | Class R-6 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGAGX
GROWTH FUND OF AMERICA® | Class F-2 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	GFFFX
GROWTH FUND OF AMERICA® | Class 529-F-1 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	CGFFX
GROWTH FUND OF AMERICA® | Class 529-E | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	CGFEX
GROWTH FUND OF AMERICA® | Class 529-C | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	CGFCX
GROWTH FUND OF AMERICA® | Class 529-A | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	CGFAX
GROWTH FUND OF AMERICA® | Class F-1 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	GFAFX
GROWTH FUND OF AMERICA® | Class C | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	GFACX
GROWTH FUND OF AMERICA® | Class R-5 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGAFX
GROWTH FUND OF AMERICA® | Class R-4 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGAEX
GROWTH FUND OF AMERICA® | Class R-3 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGACX
GROWTH FUND OF AMERICA® | Class R-2 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGABX
GROWTH FUND OF AMERICA® | Class R-1 | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	RGAAX
GROWTH FUND OF AMERICA® | Class A | GROWTH FUND OF AMERICA
Prospectus:
Trading Symbol	AGTHX
U.S. Government Securities Fund® | Class T | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	TUSGX
U.S. Government Securities Fund® | Class 529-T | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	TSUGX
U.S. Government Securities Fund® | Class F-3 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	USGFX
U.S. Government Securities Fund® | Class R-5E | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVJX
U.S. Government Securities Fund® | Class R-2E | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGEVX
U.S. Government Securities Fund® | Class R-6 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVGX
U.S. Government Securities Fund® | Class F-2 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	GVTFX
U.S. Government Securities Fund® | Class 529-F-1 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTFX
U.S. Government Securities Fund® | Class 529-E | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTEX
U.S. Government Securities Fund® | Class 529-C | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTCX
U.S. Government Securities Fund® | Class 529-A | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTAX
U.S. Government Securities Fund® | Class F-1 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	UGSFX
U.S. Government Securities Fund® | Class C | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	UGSCX
U.S. Government Securities Fund® | Class R-5 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVFX
U.S. Government Securities Fund® | Class R-4 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVEX
U.S. Government Securities Fund® | Class R-3 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVCX
U.S. Government Securities Fund® | Class R-2 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVBX
U.S. Government Securities Fund® | Class R-1 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVAX
U.S. Government Securities Fund® | Class A | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	AMUSX
INTERMEDIATE BOND FUND OF AMERICA® | Class T | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TIBBX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-T | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TIIBX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-3 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IFBFX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5E | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOHX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2E | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	REBBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-6 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOGX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-2 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IBAFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-F-1 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-E | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-C | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-A | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-1 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IBFFX
INTERMEDIATE BOND FUND OF AMERICA® | Class C | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IBFCX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-4 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-3 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-1 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class A | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	AIBAX
AMERICAN FUNDS MORTGAGE FUND® | Class T | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	TFMFX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-T | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	TMFMX
AMERICAN FUNDS MORTGAGE FUND® | Class F-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	AFFMX
AMERICAN FUNDS MORTGAGE FUND® | Class R-5E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAHX
AMERICAN FUNDS MORTGAGE FUND® | Class R-2E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMBEX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFEX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-C | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFCX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-A | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFAX
AMERICAN FUNDS MORTGAGE FUND® | Class F-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAFX
AMERICAN FUNDS MORTGAGE FUND® | Class F-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAEX
AMERICAN FUNDS MORTGAGE FUND® | Class C | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFACX
AMERICAN FUNDS MORTGAGE FUND® | Class R-6 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAGX
AMERICAN FUNDS MORTGAGE FUND® | Class R-5 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAFX
AMERICAN FUNDS MORTGAGE FUND® | Class R-4 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAEX
AMERICAN FUNDS MORTGAGE FUND® | Class R-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMACX
AMERICAN FUNDS MORTGAGE FUND® | Class R-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMABX
AMERICAN FUNDS MORTGAGE FUND® | Class R-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAAX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-F-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFFX
AMERICAN FUNDS MORTGAGE FUND® | Class A | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAAX
Short-Term Bond Fund of America® | Class T | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	TSTBX
Short-Term Bond Fund of America® | Class 529-T | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	TTSBX
Short-Term Bond Fund of America® | Class F-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	FSBTX
Short-Term Bond Fund of America® | Class R-5E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAAGX
Short-Term Bond Fund of America® | Class R-2E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAAEX
Short-Term Bond Fund of America® | Class R-6 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RMMGX
Short-Term Bond Fund of America® | Class F-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	SBFFX
Short-Term Bond Fund of America® | Class 529-E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CEAMX
Short-Term Bond Fund of America® | Class 529-C | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CCAMX
Short-Term Bond Fund of America® | Class C | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBCX
Short-Term Bond Fund of America® | Class R-5 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMFX
Short-Term Bond Fund of America® | Class R-4 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMEX
Short-Term Bond Fund of America® | Class R-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMCX
Short-Term Bond Fund of America® | Class R-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMBX
Short-Term Bond Fund of America® | Class R-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMAX
Short-Term Bond Fund of America® | Class 529-F-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CFAMX
Short-Term Bond Fund of America® | Class 529-A | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CAAFX
Short-Term Bond Fund of America® | Class F-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBFX
Short-Term Bond Fund of America® | Class A | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBAX